UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3231

                             SEI Liquid Asset Trust
               (Exact name of registrant as specified in charter)
                                    --------


                             1 Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-342-5734

                     Date of fiscal year end: June 30, 2004

                   Date of reporting period: December 31, 2003

Item 1.    Reports to Stockholders.

[background graphic omitted]

[SEI INVESTMENTS Logo Omitted]




               Semi-Annual Report as of December 31, 2003 (Unaudited)



                                               SEI Liquid Asset Trust



                                             Treasury Securities Fund

                                           Government Securities Fund

                                                Prime Obligation Fund

TABLE OF CONTENTS



------------------------------------------------------------

Statements of Net Assets                                   1
------------------------------------------------------------
Statements of Operations                                   6
------------------------------------------------------------
Statements of Changes in Net Assets                        7
------------------------------------------------------------
Financial Highlights                                       8
------------------------------------------------------------
Notes to Financial Statements                              9
------------------------------------------------------------

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STATEMENT OF NET ASSETS


Treasury Securities Fund

December 31, 2003 (Unaudited)
------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 56.8%
   U.S. Treasury Bills+
     0.745%, 01/02/04                $12,956         $12,956
     0.876%, 01/22/04                  5,000           4,997
   U.S. Treasury Notes
     4.750%, 02/15/04                  2,000           2,009
     2.875%, 06/30/04                  1,000           1,009
     2.250%, 07/31/04                  4,000           4,026
     5.875%, 11/15/04                  1,000           1,039
                                                     -------
Total U.S. Treasury Obligations
   (Cost $26,036)                                     26,036
                                                     -------

REPURCHASE AGREEMENTS -- 43.1%
   ABN Amro (A)
     0.850%, dated 12/31/03, to be
     repurchased on 01/02/04,
     repurchase price $9,000,425
     (collateralized by U.S. Treasury
     Notes: total market value
     $9,180,304)                       9,000           9,000
   Barclays (A)
     0.850%, dated 12/31/03, to be
     repurchased on 01/02/04,
     repurchase price $9,000,425
     (collateralized by U.S. Treasury
     Bills: total market value
     $9,180,851)                       9,000           9,000
   Goldman Sachs Group
    Incorporated (A)
     0.820% dated 12/31/03, to be
     repurchased on 01/02/04,
     repurchase price $1,800,082
     (collateralized by U.S. Treasury
     Bonds: total market value
     $1,836,451)                       1,800           1,800
                                                     -------
Total Repurchase Agreements
   (Cost $19,800)                                     19,800
                                                     -------
Total Investments -- 99.9%
   (Cost $45,836)                                     45,836
                                                     -------

------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
Administration Fees Payable                          $   (12)
Investment Advisory Fees Payable                          (2)
Other Assets and Liabilities, Net                         47
                                                     -------
Total Other Assets and Liabilities                        33
                                                     -------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 45,879,238 outstanding shares of
   beneficial interest                                45,879
Undistributed net investment income                       53
Accumulated net realized loss on investments             (63)
                                                     -------
Total Net Assets -- 100.0%                           $45,869
                                                     =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $1.00
                                                     =======

+ The rate reported is the effective yield at time of purchase.
(A) Tri-Party Repurchase Agreement

The accompanying notes are an integral part of the financial statements.



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SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2003                1

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--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Government Securities Fund

December 31, 2003 (Unaudited)
------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 58.6%
   FFCB+
     1.297%, 02/13/04                $ 1,000         $   998
   FHLB
     5.250%, 02/13/04                    925             929
     3.750%, 02/13/04                  1,000           1,003
     3.750%, 04/15/04                  2,000           2,015
     3.375%, 05/14/04                  1,000           1,008
     4.750%, 06/28/04                  2,000           2,035
     3.625%, 10/15/04                  1,500           1,526
   FHLB+
     1.001%, 01/21/04                 14,892          14,884
     1.136%, 02/04/04                  1,000             999
     1.001%, 02/06/04                 10,000           9,990
     1.063%, 02/18/04                  2,000           1,997
     1.028%, 03/31/04                  7,991           7,971
     1.096%, 04/16/04                  2,000           1,994
     1.177%, 06/02/04                  1,000             995
   FHLMC+
     1.084%, 02/04/04                  2,000           1,998
   FNMA+
     1.189%, 04/30/04                  1,500           1,494
     1.071%, 06/25/04                  1,000             995
   SLMA+
     1.286%, 03/23/04                  3,000           2,991
                                                     -------
Total U.S. Government Agency Obligations
   (Cost $55,822)                                     55,822
                                                     -------
REPURCHASE AGREEMENTS -- 41.4%
   ABN Amro (A)
     0.980%, dated 12/31/03, to be
     repurchased on 01/02/04,
     repurchase price $18,000,980
     (collateralized by U.S. Treasury
     Notes: total market value
     $18,360,144)                     18,000          18,000
   Barclays (A)
     1.000%, dated 12/31/03, to be
     repurchased on 01/02/04,
     repurchase price $18,001,000
     (collateralized by FNMA
     Obligations: total market value
     $18,360,826)                     18,000          18,000
   BNP Paribas (A)
     0.980%, dated 12/31/03, to be
     repurchased on 01/02/04,
     repurchase price $3,500,191
     (collateralized by FHLB
     Obligations: total market value
     $3,570,032)                       3,500           3,500
                                                     -------
Total Repurchase Agreements
   (Cost $39,500)                                     39,500
                                                     -------
Total Investments -- 100.0%
   (Cost $95,322)                                     95,322
                                                     -------

------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Administration Fees Payable                          $   (21)
Investment Advisory Fees Payable                          (3)
Other Assets and Liabilities, Net                         22
                                                     -------
Total Other Assets and Liabilities                        (2)
                                                     -------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 95,341,032 outstanding shares of
   beneficial interest                                95,342
Accumulated net realized loss on investments             (22)
                                                     -------
Total Net Assets -- 100.0%                           $95,320
                                                     =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $1.00
                                                     =======

+ The rate reported is the effective yield at time of purchase.
(A) Tri-Party Repurchase Agreement
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
SLMA -- Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
2                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2003

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--------------------------------------------------------------------------------




Prime Obligation Fund

December 31, 2003 (Unaudited)
------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 31.6%
   FHLB
     3.750%, 04/15/04                $15,000        $ 15,113
     3.375%, 06/15/04                 10,000          10,104
   FHLB+
     1.177%, 06/02/04                 10,000           9,950
   FHLMC+
     1.147%, 02/26/04                 25,000          24,956
     1.106%, 03/04/04                 10,000           9,981
     1.158%, 03/31/04                 10,000           9,971
     1.158%, 04/01/04                 30,000          29,913
     1.147%, 05/20/04                 10,000           9,956
     1.209%, 06/15/04                 10,000           9,945
     1.199%, 06/21/04                 10,224          10,166
   FNMA
     1.000%, 01/28/04 (A)             20,000          19,992
     5.125%, 02/13/04                 17,211          17,290
     1.002%, 03/10/04 (A)              5,000           4,998
     0.995%, 03/17/04 (A)             20,000          19,994
     1.080%, 07/23/04                 10,000           9,988
     6.500%, 08/15/04                 11,000          11,352
   FNMA+
     1.290%, 02/06/04                 20,000          19,975
     1.097%, 04/15/04                 10,000           9,968
     1.141%, 05/12/04                 10,000           9,958
     1.071%, 06/25/04                 10,000           9,948
     1.440%, 11/12/04                 15,000          14,813
                                                    --------
Total U.S. Government Agency Obligations
   (Cost $288,331)                                   288,331
                                                    --------

COMMERCIAL PAPER -- 24.0%
FINANCIAL SERVICES -- 24.0%
   Barton Capital Corporation+
     1.200%, 05/20/04                  5,000           4,977
   Cafco LLC+
     1.081%, 02/05/04                 20,000          19,979
   Dakota Certificate+
     1.082%, 02/12/04                 20,000          19,975
   Eiffel Funding+
     1.124%, 02/12/04                 10,000           9,987
   Emerald Certificates+
     1.113%, 02/26/04                 10,000           9,982
   General Electric Capital
     International Funding+
     1.103%, 02/12/04                 10,000           9,987
   General Electric Capital Services+
     1.135%, 02/24/04                 10,000           9,983
     1.103%, 02/25/04                 10,000           9,984
   General Electric+
     1.177%, 05/12/04                 10,000           9,957
   Giro Balanced Funding Corporation+
     1.103%, 03/24/04                 20,000          19,949

------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
   Giro Funding Corporation+
     1.081%, 02/05/04                $20,000        $ 19,979
   Mane Funding Corporation+
     1.124%, 02/12/04                 10,000           9,987
   Morgan Stanley+
     1.082%, 02/25/04                  5,000           4,992
   Newcastle Certificate+
     1.102%, 02/12/04                 10,000           9,987
   Newport Funding+
     1.082%, 02/09/04                 10,000           9,988
   Preferred Receivables+
     1.082%, 02/10/04                 20,000          19,976
   Sigma Finance Incorporated+
     1.157%, 04/22/04                 10,000           9,964
   Sunbelt Funding Corporation+
     1.122%, 02/19/04                 10,000           9,985
                                                    --------
Total Commercial Paper
   (Cost $219,618)                                   219,618
                                                    --------
CORPORATE OBLIGATIONS -- 10.2%
BANKS -- 2.7%
   Key Bank (A)
     1.213%, 01/28/04                 20,000          20,009
   Southtrust Bank (A)
     1.270%, 03/19/04                  5,000           5,002
                                                    --------
                                                      25,011
                                                    --------
INVESTMENT BANKERS/BROKER DEALERS -- 7.5%
   Bear Stearns & Companies
     Incorporated MTN (A)
     1.130%, 01/15/04                 10,000          10,000
   Chase Manhattan Corporation (A)
     1.433%, 01/28/04                 10,000          10,002
   Goldman Sachs Group
     Incorporated (A)
     1.209%, 01/12/04                 20,000          20,000
   JP Morgan & Chase Company MTN (A)
     1.320%, 02/10/04                  5,000           5,003
   Lehman Brothers Holdings MTN (A)
     1.550%, 01/05/04                 10,750          10,773
   Morgan Stanley MTN (A)
     1.480%, 02/14/04                 12,700          12,717
                                                    --------
                                                      68,495
                                                    --------
Total Corporate Obligations
   (Cost $93,506)                                     93,506
                                                    --------

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SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2003                3

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--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Prime Obligation Fund (Concluded)

December 31, 2003 (Unaudited)
------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.0%
AUTOMOTIVE -- 1.5%
   AmeriCredit Auto Receivables Trust,
     Ser 2003-CF, Cl A1
     1.126%, 09/07/04                $ 1,557        $  1,557
   DaimlerChrysler Auto Trust,
     Ser 2003-A, Cl A1 (B)
     1.100%, 08/09/04                  4,570           4,570
   Great American Leasing Receivables,
     Ser 2003-1, Cl A1 (B)
     1.170%, 09/15/04                  7,167           7,167
                                                    --------
                                                      13,294
                                                    --------
FINANCIAL SERVICES -- 0.1%
   GSTR, Ser 2002-2A, Cl A1MA (A) (B)
     1.191%, 01/26/04                    699             699
   GSTR, Ser 2002-2A, Cl A1MB (A) (B)
     1.201%, 01/26/04                    599             599
                                                    --------
                                                       1,298
                                                    --------
SPECIAL PURPOSE ENTITY -- 4.4%
   Beta Finance Incorporated
     MTN (A) (B)
     1.100%, 01/15/04                  5,000           5,000
   Links Finance MTN (A) (B)
     1.109%, 01/20/04                 10,000           9,999
   Premier Asset Collateral LLC
     MTN (A) (B)
     1.135%, 01/15/04                 10,000          10,000
   Sigma Finance Incorporated
     MTN (A) (B)
     1.080%, 03/10/04                  5,000           5,000
   White Pine Finance LLC MTN (A) (B)
     1.109%, 01/20/04                  5,000           5,000
     1.100%, 01/15/04                  5,000           5,000
                                                    --------
                                                      39,999
                                                    --------
Total Asset-Backed Securities
   (Cost $54,591)                                     54,591
                                                    --------

INSURANCE FUNDING AGREEMENT -- 3.3%
   Metropolitan Life Insurance
    Company (A) (C)
     1.124%, 02/01/04                 30,000          30,000
                                                    --------
Total Insurance Funding Agreement
   (Cost $30,000)                                     30,000
                                                    --------

------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 1.6%
BANKS -- 1.6%
   Citibank
     1.085%, 03/19/04                $ 5,000        $  5,000
   First Tennessee Bank (A)
     1.120%, 06/30/04                 10,000          10,000
                                                    --------
                                                      15,000
                                                    --------
Total Certificates Of Deposit
   (Cost $15,000)                                     15,000
                                                    --------
REPURCHASE AGREEMENT -- 23.4%
   BNP Paribas (D)
     0.980%, dated 12/31/03, to be
     repurchased on 01/02/04,
     repurchase price $213,377,617
     (collateralized by FNMA
     Obligations: total market value
     $217,633,813)                   213,366         213,366
                                                    --------
Total Repurchase Agreement
   (Cost $213,366)                                   213,366
                                                    --------
Total Investments -- 100.1%
   (Cost $914,412)                                   914,412
                                                    --------

OTHER ASSETS AND LIABILITIES -- (0.1)%
Administration Fees Payable                             (250)
Investment Advisory Fees Payable                         (36)
Other Assets and Liabilities, Net                       (636)
                                                    --------
Total Other Assets and Liabilities                      (922)
                                                    --------

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4                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2003

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--------------------------------------------------------------------------------






------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 913,537,590 outstanding
   shares of beneficial interest                    $913,537
Undistributed net investment income                        1
Accumulated net realized loss on investments             (48)
                                                    --------
Total Net Assets -- 100.0%                          $913,490
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                          $1.00
                                                    ========

+ The rate reported is the effective yield at the time of purchase.
(A) Floating rate instrument. The rate reported is the rate in effect on December 31, 2003. The date shown is the earlier of the reset date or demand date.
(B) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(C) Security considered illiquid. The total value of such securities as of December 31, 2003 was $30,000,000.
(D) Tri-Party Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

The accompanying notes are an integral part of the financial statements.


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SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2003                5

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--------------------------------------------------------------------------------

Statements of Operations ($ Thousands)


For the six month period ended December 31, 2003 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                         TREASURY SECURITIES         GOVERNMENT SECURITIES               PRIME OBLIGATION
                                                        FUND                          FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                      $416                          $386                         $5,253
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                   163                           146                          1,974
   Shareholder Servicing Fees -- Class A                  97                            87                          1,175
   Investment Advisory Fees                               18                            16                            214
   Printing Fees                                           9                             8                            113
   Custodian/Wire Agent Fees                               5                             4                             58
   Professional Fees                                       4                             4                             46
   Trustee Fees                                            1                             1                             10
   Insurance Fees                                         --                            --                              4
   Other Expenses                                          3                             2                             37
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                        300                           268                          3,631
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
   Administration Fees                                   (32)                          (28)                          (388)
   Shareholder Servicing Fees -- Class A                 (97)                          (87)                        (1,175)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                          171                           153                          2,068
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    245                           233                          3,185
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on Investments                 1                            --                             (5)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                      $246                          $233                         $3,180
------------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




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6                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2003

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
Statements of Changes in Net Assets ($ Thousands)


For the six month period ended December 31, 2003 (Unaudited) and the year ended June 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                     TREASURY SECURITIES       GOVERNMENT SECURITIES             PRIME OBLIGATION
                                                                    FUND                        FUND                         FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                  07/01/03-    07/01/02-      07/01/03-    07/01/02-      07/01/03-     07/01/02-
                                                   12/31/03     06/30/03       12/31/03     06/30/03       12/31/03      06/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                          $     245    $   1,245      $     233    $     688    $     3,185   $    11,715
   Net Realized Gain (Loss) on Investments                1            2             --           --             (5)            5
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in
     Net Assets Resulting from Operations               246        1,247            233          688          3,180        11,720
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS FROM:
   Net Investment Income:
     Class A                                           (256)      (1,259)          (233)        (688)        (3,149)      (11,782)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                     (256)      (1,259)          (233)        (688)        (3,149)      (11,782)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from Shares Issued                    176,849      502,033        152,662      325,853      3,577,443     7,884,534
     Reinvestment of Dividends                           30          188             92          262          2,723        10,232
     Cost of Shares Redeemed                       (210,383)    (546,781)      (127,692)    (333,860)    (3,717,301)   (7,870,990)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                (33,504)     (44,560)        25,062       (7,745)      (137,135)       23,776
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets            (33,514)     (44,572)        25,062       (7,745)      (137,104)       23,714
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                               79,383      123,955         70,258       78,003      1,050,594     1,026,880
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                  $  45,869    $  79,383      $  95,320    $  70,258    $   913,490   $ 1,050,594
------------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




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SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2003                7

--------------------------------------------------------------------------------

Financial Highlights


For the six month period ended December 31, (Unaudited) and the years ended June 30,
For a Share Outstanding Throughout each Period

----------------------------------------------------------------------------------------------------------------------------------

                                Net Realized
                                         and
        Net Asset                 Unrealized          Total    Dividends
           Value,          Net         Gains           from     from Net                  Net Asset                 Net Assets
        Beginning   Investment   (Losses) on     Investment   Investment        Total    Value, End      Total   End of Period
        of Period       Income    Securities     Operations       Income    Dividends     of Period     Return+  ($ Thousands)
----------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2003*    $1.00        $  --++         --++         $  --       $   --+++    $   --+++      $1.00       0.33%     $   45,869
   2003      1.00         0.01           --            0.01        (0.01)       (0.01)         1.00       1.06          79,383
   2002      1.00         0.02           --            0.02        (0.02)       (0.02)         1.00       1.97         123,955
   2001      1.00         0.05           --            0.05        (0.05)       (0.05)         1.00       5.55         145,961
   2000      1.00         0.05           --            0.05        (0.05)       (0.05)         1.00       5.24         402,982
   1999      1.00         0.05           --            0.05        (0.05)       (0.05)         1.00       4.72         565,897
GOVERNMENT SECURITIES FUND
   CLASS A:
   2003*    $1.00        $  --++         --++         $  --       $   --+++    $    --+++     $1.00       0.34%     $   95,320
   2003      1.00         0.01           --            0.01        (0.01)       (0.01)         1.00       1.08          70,258
   2002      1.00         0.02           --            0.02        (0.02)       (0.02)         1.00       2.05          78,003
   2001      1.00         0.06           --            0.06        (0.06)       (0.06)         1.00       5.73          68,301
   2000      1.00         0.05           --            0.05        (0.05)       (0.05)         1.00       5.37          63,843
   1999      1.00         0.05           --            0.05        (0.05)       (0.05)         1.00       4.74         108,468
PRIME OBLIGATION FUND
   CLASS A:
   2003*    $1.00        $  --++         --++         $  --       $   --+++    $    --+++     $1.00       0.34%     $  913,490
   2003      1.00         0.01           --            0.01        (0.01)       (0.01)         1.00       1.12       1,050,594
   2002      1.00         0.02           --            0.02        (0.02)       (0.02)         1.00       2.08       1,026,880
   2001      1.00         0.06           --            0.06        (0.06)       (0.06)         1.00       5.75         983,360
   2000      1.00         0.05           --            0.05        (0.05)       (0.05)         1.00       5.55       1,604,058
   1999      1.00         0.05           --            0.05        (0.05)       (0.05)         1.00       4.97       1,335,301
 ---------------------------------------------------------------------------------------------------------------------------------

                                         Ratio of
                       Ratio of Net      Expenses
            Ratio of     Investment    to Average
            Expenses         Income    Net Assets
          to Average     to Average    (Excluding
          Net Assets     Net Assets      Waivers)
------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2003*        0.44%          0.63%        0.77%
   2003         0.44           1.06         0.76
   2002         0.44           2.04         0.75
   2001         0.44           5.58         0.74
   2000         0.44           5.03         0.73
   1999         0.44           4.62         0.73
GOVERNMENT SECURITIES FUND
   CLASS
   2003*        0.44%          0.67%        0.77%
   2003         0.44           1.05         0.75
   2002         0.44           2.02         0.75
   2001         0.44           5.61         0.73
   2000         0.44           5.18         0.73
   1999         0.44           4.66         0.73
PRIME OBLIGATION FUND
   CLASS
   2003*        0.44%          0.68%        0.77%
   2003         0.44           1.11         0.76
   2002         0.44           2.05         0.75
   2001         0.44           5.73         0.74
   2000         0.44           5.41         0.73
   1999         0.44           4.84         0.73

* For the six month period ended December 31, 2003. All ratios have been annualized.
+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares.
++  Per share calculations were performed using average shares.
+++ Amount represents less than $0.01 per share.
Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
8                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2003

--------------------------------------------------------------------------------



Notes to Financial Statements

December 31, 2003 (Unaudited)

1. ORGANIZATION

SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with five funds: the Treasury Securities Fund, the Government Securities Fund, the Prime Obligation Fund, the Institutional Cash Fund and the Money Market Fund (each a "Fund", collectively the "Funds"). The Trust is registered to offer Class A shares of each of the Funds. During the six months ended December 31, 2003, no shares of the Institutional Cash Fund were sold and there were no shares outstanding at December 31, 2003. As of December 31, 2003, the Money Market Fund had not commenced operations. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

REPURCHASE AGREEMENTS -- The Trust invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the agreements and procedures adopted by SEIInvestments Fund Management (the "Administrator") require that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses of the Trust which are not directly associated to a specific Fund are allocated on the basis of relative net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Funds are distributed to the shareholders of the affected Funds annually.


3. TRANSACTIONS WITH AFFILIATES

The Administrator provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of ..42% of the average daily net assets of each Fund.

The Administrator has contractually agreed to waive fees and to reimburse expenses, through December 31, 2003, in order to keep total operating expenses, net of SEI Investment Management Corporation ("SIMC") and SEI Investments Distribution Co.'s (the "Distributor") fee waivers, from exceeding .44% of the average daily net assets of each Fund. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Corporation and a registered broker-dealer.

The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2003                9

--------------------------------------------------------------------------------



Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator or the Distributor. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or the Distributor.

Wachovia Bank, N.A. which is a Trust shareholder, acts as custodian and wire agent for the Trust.


4. INVESTMENT ADVISORY AGREEMENT

SIMC serves as each Fund's investment adviser and "manager of managers" under an investment advisory agreement. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and ..02% of such net assets in excess of $500 million.

Banc of America Capital Management, LLC ("BACAP"), serves as each Fund's investment sub-adviser under an investment sub- advisory agreement.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter Mof the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

As of June 30, 2003, the Funds had capital loss carryforwards as follows ($ Thousands):
--------------------------------------------------------------------------------
                                  Treasury   Government       Prime
                                Securities   Securities  Obligation
                                      Fund         Fund        Fund
--------------------------------------------------------------------------------
Capital Loss Carryforwards:
         Expiring in 2006             $(62)        $ --       $  --
         Expiring in 2008               --           (3)         --
         Expiring in 2009               --          (11)         --
         Expiring in 2010               --           (5)         --
         Expiring in 2011               (2)          (3)        (42)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains.

For Federal income tax purposes the book cost of securities was equal to the tax cost.




--------------------------------------------------------------------------------
10               SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2003

--------------------------------------------------------------------------------


Notes

--------------------------------------------------------------------------------


Notes

--------------------------------------------------------------------------------

SEI LIQUID ASSET TRUST SEMI-ANNUAL REPORT DECEMBER 31, 2003



Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER, CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT AND SECRETARY

Cori Daggett
VICE PRESIDENT, ASSISTANT SECRETARY

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation

SUB-ADVISER
Banc of America Capital Management, LLC

ADMINISTRATOR AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[background graphic omitted]

[SEI INVESTMENTS Logo Omitted]




SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)




SEI-F-103 (12/03)

Item 2.    Code of Ethics.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

Item 3.    Audit Committee Financial Expert.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

Item 4.    Principal Accountant Fees and Services.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    (Reserved)

Item 9.    Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 10.  Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Asset Allocation Trust


By (Signature and Title)*                   /s/ Edward D. Loughlin
                                            ----------------------
                                            Edward D. Loughlin, President & CEO


Date 02/09/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Edward D. Loughlin
                                            ----------------------
                                            Edward D. Loughlin, President & CEO

Date 02/09/04


By (Signature and Title)*                   /s/ Peter (Pedro) A. Rodriguez
                                            ------------------------------
                                            Peter (Pedro) A. Rodriguez,
                                            Controller and CFO

Date 02/09/04
* Print the name and title of each signing officer under his or her signature.